Financial Risks - Schedule of Interest Rate (Detail)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
3-month US LIBOR [member]
Disclosure of interest rates [line items]
Interest rate	5.59%	4.77%	0.21%	0.24%	1.91%
3-month EURIBOR [member]
Disclosure of interest rates [line items]
Interest rate	3.91%	2.13%	(0.57%)	(0.55%)	(0.38%)
10-year US Treasury [member]
Disclosure of interest rates [line items]
Interest rate	3.86%	3.83%	1.78%	0.91%	1.91%
10-year Dutch government [member]
Disclosure of interest rates [line items]
Interest rate	2.32%	2.91%	(0.03%)	(0.48%)	(0.06%)